Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain/loss on settlement of commodity contracts	$ 1	$ 22	$ (8)
Total realized gain (loss)	1	22	(8)
Unrealized risk management gain/loss on commodity contracts	3		(5)
Total unrealized gain (loss)	3		(5)
Risk management gain (loss)	$ 4	$ 22	$ (13)